Equity - Summary of Movements of Shares in Share Trust (Details) - Mesoblast Employee Share Trust	6 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance (in shares) | shares	542,903	771,983
Opening balance | $	$ 0	$ 0
Exercise of share options (in shares) | shares	0	(229,080)
Exercise of share options | $	$ 0	$ 0
Ending balance (in shares) | shares	542,903	542,903
Ending balance | $	$ 0	$ 0